Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY SPECIAL GROWTH FUND
Central Index Key	dei_EntityCentralIndexKey	0000889128
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 30, 2011
Morgan Stanley Special Growth Fund (Prospectus Summary) | Morgan Stanley Special Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMPAX
Morgan Stanley Special Growth Fund (Prospectus Summary) | Morgan Stanley Special Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMPBX
Morgan Stanley Special Growth Fund (Prospectus Summary) | Morgan Stanley Special Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMPCX
Morgan Stanley Special Growth Fund (Prospectus Summary) | Morgan Stanley Special Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMPDX

Morgan Stanley Special Growth Fund (Prospectus Summary) | Morgan Stanley Special Growth Fund
Fund Summary
Investment Objective
Morgan Stanley Special Growth Fund seeks capital appreciation.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Morgan Stanley Funds. More information about these and other discounts is available from your financial adviser and in the "Share Class Arrangements"
section on page 21 of this Prospectus and in the "Purchase,Redemption and
Pricing of Shares" section on page 50 of the Fund's Statement of Additional
Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Morgan Stanley Special Growth Fund		Class A		Class B		Class C		Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.25%	[1]	none		none		none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)		none	[2]	5.00%	[3]	1.00%	[3]	none
Redemption fee	[4]	2.00%		2.00%		2.00%		2.00%
[1]	Reduced for purchases of $25,000 and over.
[2]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances.
[3]	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter, and the Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Share Class Arrangements" for a complete discussion of the CDSC.
[4]	Payable to the Fund on shares redeemed or exchanged within 30 days of purchase. The redemption fee is based on the redemption proceeds. See "Shareholder Information-How to Sell Shares" for more information on redemption fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Morgan Stanley Special Growth Fund		Class A	Class B	Class C	Class I
Advisory fee		0.92%	0.92%	0.92%	0.92%
Distribution and service (12b-1) fees	[1]	0.25%	1.00%	0.99%	none
Other expenses		0.87%	0.87%	0.87%	0.87%
Total annual Fund operating expenses		2.04%	2.79%	2.78%	1.79%
[1]	The Fund has adopted a Rule 12b-1 Distribution Plan pursuant to which it reimburses the distributor for distribution-related expenses (including personal services to shareholders) incurred on behalf of Class A, Class B and Class C shares in an amount each month up to an annual rate of 0.25%, 1.00% and 1.00% of the average daily net assets of Class A, Class B and Class C shares, respectively.

Example
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund, your investment has a
5% return each year, and the Fund's operating expenses remain the same (except for the ten-year amounts for Class B shares which reflect the conversion to
Class A shares eight years after the end of the calendar month in which shares were purchased). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:
Expense Example Morgan Stanley Special Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	721	1,131	1,566	2,770
Class B	782	1,165	1,674	2,940
Class C	381	862	1,469	3,109
Class I	182	563	970	2,105

If You HELD Your Shares:
Expense Example, No Redemption Morgan Stanley Special Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	721	1,131	1,566	2,770
Class B	282	865	1,474	2,940
Class C	281	862	1,469	3,109
Class I	182	563	970	2,105

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total annual Fund operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies
The Fund will normally invest at least 65% of its assets in a diversified portfolio of common stocks and other equity securities of small companies with market capitalizations, at the time of purchase, within the capitalization range of securities comprising the Russell 2000® Growth Index (approximately
 $12 million to  $5.7 billion as of May 31, 2011). The Fund's "Investment Adviser,"
Morgan Stanley Investment Advisors Inc., generally seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Investment Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Fund may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 65% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund's small cap equity investments may include foreign securities held directly or in the form of depositary receipts, which may include emerging market securities. However, the Fund may only invest up to 25% of its net assets in foreign securities that are not listed in the United States on a national exchange. The Fund may also invest in convertible securities.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, structured investments and other related instruments and techniques.

Principal Risks
There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

• Common Stock and Other Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks.

• Small Capitalization Companies. Investments in small capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid.
Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class B shares'
performance from year to year and by showing how the Fund's average annual returns for the one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges;
if these amounts were reflected, returns would be less than shown. The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800)
869-NEWS.

Annual Total Returns-Calendar Years

The year-to-date total return as of March 31, 2011 was 5.70%.

Best Quarter (ended December 31, 2001): 38.08%
Worst Quarter (ended September 30, 2001): -45.31%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Morgan Stanley Special Growth Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A: Return Before Taxes		17.72%	3.38%	(2.80%)
Class B	Class B: Return Before Taxes		18.24%	3.37%	(2.89%)	[1]
Class B After Taxes on Distributions	Class B: Return After Taxes on Distributions	[2]	18.24%	3.37%	(2.89%)	[1]
Class B After Taxes on Distributions and Sales	Class B: Return After Taxes on Distributions and Sale of Fund Shares		11.86%	2.89%	(2.41%)	[1]
Class C	Class C: Return Before Taxes		22.31%	3.73%	(3.00%)
Class I	Class I: Return Before Taxes		24.56%	4.75%	(2.06%)
Russell 2000 Growth Index	Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)	[3]	29.09%	5.30%	3.78%
Lipper Small-Cap Growth Funds Index	Lipper Small-Cap Growth Funds Index (reflects no deduction for taxes)	[4]	26.08%	3.92%	2.58%
[1]	Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. The "Past 10 Years" performance for Class B shares reflects this conversion.
[2]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.
[3]	The Russell 2000�� Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000�� Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000�� Index is a subset of the Russell 3000�� Index representing approximately 10% of the total market capitalization of that Index. It includes approximately 2,000 of the smallest securities based on a combination of their market capitalization and current index membership. It is not possible to invest directly in an index.
[4]	The Lipper Small-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Growth Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from the Class B shares' returns.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 30, 2011
Morgan Stanley Special Growth Fund (Prospectus Summary) | Morgan Stanley Special Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Morgan Stanley Special Growth Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Morgan Stanley Funds. More information about these and other discounts is available from your financial adviser and in the "Share Class Arrangements"
section on page 21 of this Prospectus and in the "Purchase,Redemption and
Pricing of Shares" section on page 50 of the Fund's Statement of Additional
Information ("SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total annual Fund operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Morgan Stanley Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund, your investment has a
5% return each year, and the Fund's operating expenses remain the same (except for the ten-year amounts for Class B shares which reflect the conversion to
Class A shares eight years after the end of the calendar month in which shares were purchased). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 65% of its assets in a diversified portfolio of common stocks and other equity securities of small companies with market capitalizations, at the time of purchase, within the capitalization range of securities comprising the Russell 2000® Growth Index (approximately
 $12 million to  $5.7 billion as of May 31, 2011). The Fund's "Investment Adviser,"
Morgan Stanley Investment Advisors Inc., generally seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Investment Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Fund may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 65% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund's small cap equity investments may include foreign securities held directly or in the form of depositary receipts, which may include emerging market securities. However, the Fund may only invest up to 25% of its net assets in foreign securities that are not listed in the United States on a national exchange. The Fund may also invest in convertible securities.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, structured investments and other related instruments and techniques.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

• Common Stock and Other Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks.

• Small Capitalization Companies. Investments in small capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid.
Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class B shares'
performance from year to year and by showing how the Fund's average annual returns for the one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges;
if these amounts were reflected, returns would be less than shown. The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800)
869-NEWS.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class B shares' performance from year to year and by showing how the Fund's average annual returns for the one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 869-NEWS
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
The year-to-date total return as of March 31, 2011 was 5.70%.

Best Quarter (ended December 31, 2001): 38.08%
Worst Quarter (ended September 30, 2001): -45.31%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from the Class B shares' returns.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2010
Morgan Stanley Special Growth Fund (Prospectus Summary) | Morgan Stanley Special Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return as of
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(45.31%)
Morgan Stanley Special Growth Fund | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000�� Growth Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
Morgan Stanley Special Growth Fund | Lipper Small-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Growth Funds Index (reflects no deduction for taxes)	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.58%
Morgan Stanley Special Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%	[3]
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)	[5]
Advisory fee	rr_ManagementFeesOverAssets	0.92%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[6]
Other expenses	rr_OtherExpensesOverAssets	0.87%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.04%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	721
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,131
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,566
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,770
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	721
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,131
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,566
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,770
Annual Return 2001	rr_AnnualReturn2001	(33.99%)
Annual Return 2002	rr_AnnualReturn2002	(51.08%)
Annual Return 2003	rr_AnnualReturn2003	43.42%
Annual Return 2004	rr_AnnualReturn2004	18.51%
Annual Return 2005	rr_AnnualReturn2005	11.50%
Annual Return 2006	rr_AnnualReturn2006	10.86%
Annual Return 2007	rr_AnnualReturn2007	2.01%
Annual Return 2008	rr_AnnualReturn2008	(40.81%)
Annual Return 2009	rr_AnnualReturn2009	45.50%
Annual Return 2010	rr_AnnualReturn2010	23.24%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A: Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.80%)
Morgan Stanley Special Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[7]
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)	[5]
Advisory fee	rr_ManagementFeesOverAssets	0.92%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[6]
Other expenses	rr_OtherExpensesOverAssets	0.87%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	782
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,165
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,674
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,940
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	282
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	865
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,474
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,940
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B: Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.89%)	[8]
Morgan Stanley Special Growth Fund | Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B: Return After Taxes on Distributions	[9]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.89%)	[8]
Morgan Stanley Special Growth Fund | Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B: Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.41%)	[8]
Morgan Stanley Special Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)	[5]
Advisory fee	rr_ManagementFeesOverAssets	0.92%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%	[6]
Other expenses	rr_OtherExpensesOverAssets	0.87%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.78%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	381
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	862
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,469
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,109
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	281
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	862
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,469
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,109
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C: Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.00%)
Morgan Stanley Special Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)	[5]
Advisory fee	rr_ManagementFeesOverAssets	0.92%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[6]
Other expenses	rr_OtherExpensesOverAssets	0.87%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	182
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	563
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,105
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	182
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	563
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	970
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,105
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I: Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.06%)

[1]	The Russell 2000�� Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000�� Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000�� Index is a subset of the Russell 3000�� Index representing approximately 10% of the total market capitalization of that Index. It includes approximately 2,000 of the smallest securities based on a combination of their market capitalization and current index membership. It is not possible to invest directly in an index.
[2]	The Lipper Small-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Growth Funds classification. There are currently 30 funds represented in this Index.
[3]	Reduced for purchases of $25,000 and over.
[4]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances.
[5]	Payable to the Fund on shares redeemed or exchanged within 30 days of purchase. The redemption fee is based on the redemption proceeds. See "Shareholder Information-How to Sell Shares" for more information on redemption fees.
[6]	The Fund has adopted a Rule 12b-1 Distribution Plan pursuant to which it reimburses the distributor for distribution-related expenses (including personal services to shareholders) incurred on behalf of Class A, Class B and Class C shares in an amount each month up to an annual rate of 0.25%, 1.00% and 1.00% of the average daily net assets of Class A, Class B and Class C shares, respectively.
[7]	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter, and the Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Share Class Arrangements" for a complete discussion of the CDSC.
[8]	Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. The "Past 10 Years" performance for Class B shares reflects this conversion.
[9]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.